RELATED PARTY TRANSACTIONS (Commercial Agreements) (Detail) - PBF Logistics LP [Member] pure in Millions															12 Months Ended	33 Months Ended
		Jan. 01, 2022 barrel_per_day Renewals	Jan. 01, 2019 bbl	Jul. 31, 2018 barrel_per_day Railcars_per_day Renewals	Apr. 16, 2018 bbl	Nov. 01, 2017 Renewals bbl	Aug. 04, 2017 dekatherm_per_day	Nov. 01, 2016	Aug. 31, 2016 barrel_per_day barrel_per_month Renewals bbl		May 01, 2016 barrel_per_day bbl	May 15, 2015 barrel_per_day Renewals	Dec. 12, 2014 barrel_per_day Renewals bbl	May 08, 2014 barrel_per_day Renewals	Dec. 31, 2019	May 30, 2019 barrel_per_day
Amended and Restated Rail Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	[1]													7 years 8 months
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day	[1]													125,000
Toledo Truck Unloading & Terminaling Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]													7 years 8 months
Number of Contract Renewals	[2]													2
Term of Renewal	[2]													5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day	[2]													5,500
Toledo Storage Facility Storage and Terminaling Services Agreement [Member] | Toledo Storage Facility [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]												10 years
Number of Contract Renewals	[2]												2
Term of Renewal	[2]												5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day	[2]												4,400
Toledo Storage Facility Storage and Terminaling Services Agreement [Member] | Toledo Storage Facility [Member]
Related Party Transaction [Line Items]
Term of Agreement													10 years
Number of Contract Renewals													2
Term of Renewal													5 years
Oil And Gas Plant, Maximum Storage Capacity | bbl	[3]												3,849,271
Delaware Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement												10 years 8 months
Number of Contract Renewals												2
Term of Renewal												5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day												50,000
Delaware Pipeline Services Agreement - Magellan Connection [Member]
Related Party Transaction [Line Items]
Term of Agreement	[4]							2 years 5 months
Delaware City Truck Loading Services Agreement [Member] | Refined Clean Product [Member]
Related Party Transaction [Line Items]
Term of Agreement												10 years 8 months
Number of Contract Renewals												2
Term of Renewal												5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day												30,000
Delaware City Truck Loading Services Agreement [Member] | LPGs [Member]
Related Party Transaction [Line Items]
Term of Agreement												10 years 8 months
Number of Contract Renewals												2
Term of Renewal												5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day												5,000
East Coast Terminals Terminaling Services Agreements [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day	[5],[6]										15,000
East Coast Terminals Tank Lease Agreements [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Maximum Storage Capacity | bbl	[3]										350,000
Torrance Valley Pipeline Transportation Services Agreement [Member] | Torrance Valley Pipeline - North [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]								10 years
Number of Contract Renewals	[2]								2
Term of Renewal	[2]								5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day	[2],[7]								50,000
Torrance Valley Pipeline Transportation Services Agreement [Member] | Torrance Valley Pipeline - South [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]								10 years
Number of Contract Renewals	[2]								2
Term of Renewal	[2]								5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day									75,000	[2],[7]						70,000
Torrance Valley Pipeline Transportation Services Agreement [Member] | Torrance Valley Pipeline - Midway Storage Tanks [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]								10 years
Number of Contract Renewals	[2]								2
Term of Renewal	[2]								5 years
Oil And Gas Plant, Maximum Storage Capacity | bbl	[2],[3]								55,000
Torrance Valley Pipeline Transportation Services Agreement [Member] | Torrance Valley Pipeline - Emidio Storage Tanks [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]								10 years
Number of Contract Renewals	[2]								2
Term of Renewal	[2]								5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_month	[2]								900,000
Torrance Valley Pipeline Transportation Services Agreement [Member] | Torrance Valley Pipeline - Belridge Storage Tanks [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]								10 years
Number of Contract Renewals	[2]								2
Term of Renewal	[2]								5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_month	[2]								770,000
Paulsboro Natural Gas Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2],[8]						15 years
Oil And Gas Plant, Maximum Storage Capacity | dekatherm_per_day	[2],[8]						60,000
Knoxville Terminals Agreement [Member] | Terminaling Service [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]				5 years
Knoxville Terminals Agreement [Member] | Terminaling Service [Member] | Agreement Period One [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Minimum Revenue Commitment					0.9
Knoxville Terminals Agreement [Member] | Terminaling Service [Member] | Agreement Period Two [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Minimum Revenue Commitment					1.8
Knoxville Terminals Agreement [Member] | Terminaling Service [Member] | Agreement Period Three [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Minimum Revenue Commitment					2.7
Knoxville Terminals Agreement [Member] | Tank Lease [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]				5 years
Oil And Gas Plant, Maximum Storage Capacity | bbl	[2],[3]				115,334
Toledo Rail Loading Agreement [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Maximum Throughput Capacity | Railcars_per_day				50
Toledo Rail Loading Agreement [Member] | Product [Member]
Related Party Transaction [Line Items]
Term of Agreement				7 years 5 months
Number of Contract Renewals				2
Term of Renewal				5 years
Oil and Gas Plant, Collaborative Agreement, Maximum Throughput Capacity | Railcars_per_day				30
Toledo Rail Loading Agreement [Member] | Premium Product [Member]
Related Party Transaction [Line Items]
Oil and Gas Plant, Collaborative Agreement, Maximum Throughput Capacity | Railcars_per_day				11.5
Chalmette Terminal Throughput Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement				1 year
Chalmette Rail Unloading Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement				7 years 5 months
Number of Contract Renewals				2
Term of Renewal				5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day				7,600
DSL Ethanol Throughput Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]			7 years 5 months
Number of Contract Renewals	[2]			2
Term of Renewal	[2]			5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day	[2]			5,000
Delaware City Terminaling Services Agreement [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Term of Agreement	[9]	4 years
Number of Contract Renewals	[9]	2
Term of Renewal	[9]	5 years
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | barrel_per_day	[9]	95,000
Chalmette Storage Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement	[2]					10 years
Number of Contract Renewals	[2]					2
Term of Renewal	[2]					5 years
Oil And Gas Plant, Maximum Storage Capacity | bbl	[2],[3]					625,000
East Coast Storage Assets Terminal Storage Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement			8 years
Oil And Gas Plant, Maximum Storage Capacity | bbl	[3]		2,953,725
East Coast Terminals commercial agreements [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Term of Agreement															1 year
East Coast Terminals commercial agreements [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Term of Agreement															5 years

[1]	The Amended and Restated Rail Agreements, as amended and effective as of January 1, 2018, include the Amended and Restated Delaware City Rail Terminaling Services Agreement and the Amended and Restated Delaware West Ladder Rack Terminaling Services Agreement, each between Delaware City Terminaling Company LLC ("DCTC") and PBF Holding, with the service fees thereunder being adjusted, including the addition of an ancillary fee paid by PBF Holding on an actual cost basis. In determining payments due under the Amended and Restated Rail Agreements, excess volumes throughput under the agreements shall apply against required payments in respect to the minimum throughput commitments on a quarterly basis and, to the extent not previously applied, on an annual basis against the MVCs. Effective January 1, 2019, the existing Amended and Restated Rail Agreements were further amended for the inclusion of services through certain rail infrastructure at the East Coast Storage Assets.
[2]	These commercial agreements with PBFX are considered leases.
[3]	Reflects the overall capacity as stipulated by the storage agreement. The storage MVC is subject to the effective operating capacity of each tank, which can be impacted by routine tank maintenance and other factors. PBF Holding's available shell capacity may be subject to change as agreed to by PBF Holding and PBFX.
[4]	In connection with the inclusion of an additional destination at the Magellan connection under the Delaware Pipeline Services Agreement, PBF Holding and Delaware Pipeline Company LLC agreed to a two-year, five-month MVC (the "Magellan MVC") under the Delaware Pipeline Services Agreement. The Magellan MVC expired on March 31, 2019, subsequent to which PBFX has been billing actual throughput on the Magellan connection.
[5]	Subsequent to the PBFX acquisition of the Toledo, Ohio refined products terminal assets (the "Toledo Products Terminal"), the Toledo Products Terminal was added to the East Coast Terminals Terminaling Services Agreements.
[6]	The East Coast Terminals Terminaling Service Agreements have no MVCs and are billed based on actual volumes throughput, other than a terminaling services agreement between PBFX's East Coast Terminals' Paulsboro, New Jersey location and PBF Holding's Paulsboro refinery with a 15,000 bpd MVC.
[7]	In connection with the TVPC Acquisition on May 31, 2019, the Torrance Valley Pipeline Transportation Services Agreement- South Pipeline was amended and restated to increase the MVC from 70,000 bpd to 75,000 bpd.
[8]	In August 2017, the Paulsboro Natural Gas Pipeline commenced service. Concurrent with the commencement of operations, a new services agreement was entered into between Paulsboro Natural Gas Pipeline Company LLC and PRC regarding the Paulsboro Natural Gas Pipeline.
[9]	The Delaware City Terminaling Services Agreement between DCTC and PBF Holding will commence in 2022 subsequent to the expiration of the Amended and Restated Rail Agreements and includes additional services to be provided by PBFX as operator of other rail facilities owned by PBF Holding's subsidiaries.